OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets [Text Block]

NOTE 5: OTHER CURRENT ASSETS

Other current assets amounted to $2,200 as of December 31, 2011, and mainly consisted of security deposits for two office leases. The lease terms are from July 11, 2011 through July 31, 2012 and from October 1, 2011 to March 31, 2012, respectively (see Note 13).